WARRANTS (Details Narrative) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Feb. 23, 2022
Class of Warrant or Right [Line Items]
Public warrants expiration term	6 months
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants			$ 0.39
Warrants outstanding		14,375,000
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		9,763,333
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant exercise period condition two	12 months	12 months
Redemption price per public warrant	$ 0.01	$ 0.01
Redemption period	30 days	30 days
Warrant redemption condition minimum share price	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants	30 days	30 days
Public warrants expiration term		5 years
Warrant [Member]
Class of Warrant or Right [Line Items]
Threshold issue price for capital raising purposes in connection with the closing of a business combination	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Threshold trading days for calculating market value	20 days	20 days
Warrants and rights outstanding exercisable term after business combination	5 years	5 years
Warrant [Member] | Redemption of Warrants when Price Per Share of Class Common Stock Equals or Exceeds 9.50 [Member]
Class of Warrant or Right [Line Items]
Threshold issue price for capital raising purposes in connection with the closing of a business combination	$ 9.20	$ 9.20
Class of warrant or right adjustment of exercise price of warrants or rights percent based on market value and newly issued price	115.00%	115.00%
Warrant [Member] | Redemption of Warrants When Price Per Share of Class Common Stock Equals or Exceeds 16.50 [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right redemption of warrants or rights stock price trigger	$ 18.00	$ 18.00
Adjustment one of redemption price of stock based on market value and newly issued price, percentage	180.00%	180.00%